Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting Information, Additional Information [Abstract]
Net Sales	Net sales by geographical location for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands)	2023	2022	2021

Americas:
United States	$935,281	$909,616	$909,690
Other Americas	84,774	88,139	97,686
Total Americas	1,020,055	997,755	1,007,376
Europe, Middle East and Africa	624,573	733,469	814,417
Asia Pacific, Japan and Rest of World	320,683	410,294	429,864
Total net sales	$1,965,311	$2,141,518	$2,251,657

Long-Lived Assets	Long-lived assets by geographical location as of December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Americas:
United States	$164,865	$161,645
Other Americas	3,657	2,997
Total Americas	168,522	164,642
Europe, Middle East and Africa:
Germany	496,386	400,009
Other Europe, Middle East and Africa	76,306	75,045
Total Europe, Middle East and Africa	572,692	475,054
Asia Pacific, Japan and Rest of World	23,823	22,474
Total long-lived assets	$765,037	$662,170